Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Total ABB stockholders' equity	Capital stock and additional paid-in capital	Retained earnings	Total accumulated other comprehensive loss	Foreign currency translation adjustment	Unrealized gains (losses) on available-for- sale securities	Pension and other post-retirement plan adjustments	Unrealized gains (losses) of cash flow hedge derivatives	Treasury stock	Noncontrolling interests	Comprehensive Income
Balance at Dec. 31, 2009	$ 14,473	$ 13,790	$ 3,943	$ 12,828	$ (2,084)	$ (1,056)	$ 20	$ (1,068)	$ 20	$ (897)	$ 683
Comprehensive income:
Net income	2,732	2,561		2,561							171	2,732
Foreign currency translation adjustments	370	349			349	349					21	370
Effect of change in fair value of available-for-sale securities, net of tax	(2)	(2)			(2)		(2)					(2)
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	145	148			148			148			(3)	145
Change in derivatives qualifying as cash flow hedges, net of tax	72	72			72				72			72
Total comprehensive income, net of tax	3,317	3,128									189	3,317
Changes in noncontrolling interests	(946)	(836)	(836)								(110)
Dividends paid to noncontrolling shareholders	(189)										(189)
Dividends paid in the form of nominal value reduction	(1,112)	(1,112)	(1,112)
Cancellation of shares repurchased under buyback program			(619)							619
Purchase of shares	(228)	(228)								(228)
Share-based payment arrangements	66	66	66
Delivery of shares	78	78	13							65
Call options	(1)	(1)	(1)
Balance at Dec. 31, 2010	15,458	14,885	1,454	15,389	(1,517)	(707)	18	(920)	92	(441)	573
Comprehensive income:
Net income	3,315	3,168		3,168							147	3,315
Foreign currency translation adjustments	(275)	(261)			(261)	(261)					(14)	(275)
Effect of change in fair value of available-for-sale securities, net of tax	2	2			2		2					2
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	(549)	(552)			(552)			(552)			3	(549)
Change in derivatives qualifying as cash flow hedges, net of tax	(80)	(80)			(80)				(80)			(80)
Total comprehensive income, net of tax	2,413	2,277									136	2,413
Changes in noncontrolling interests	4	(3)	(3)								7
Dividends paid to noncontrolling shareholders	(157)										(157)
Dividends paid	(1,569)	(1,569)		(1,569)
Share-based payment arrangements	67	67	67
Delivery of shares	110	110	93							17
Call options	(9)	(9)	(9)
Replacement options issued in connection with acquisition	19	19	19
Balance at Dec. 31, 2011	16,336	15,777	1,621	16,988	(2,408)	(968)	20	(1,472)	12	(424)	559
Comprehensive income:
Net income	2,812	2,704		2,704							108	2,812
Foreign currency translation adjustments	383	388			388	388					(5)	383
Effect of change in fair value of available-for-sale securities, net of tax	4	4			4		4					4
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	(537)	(532)			(532)			(532)			(5)	(537)
Change in derivatives qualifying as cash flow hedges, net of tax	25	25			25				25			25
Total comprehensive income, net of tax	2,687	2,589									98	2,687
Changes in noncontrolling interests	6										6
Dividends paid to noncontrolling shareholders	(123)										(123)
Dividends paid	(1,626)	(1,626)		(1,626)
Share-based payment arrangements	60	60	60
Delivery of shares	90	90	(6)							96
Call options	10	10	10
Replacement options issued in connection with acquisition	5	5	5
Other	1	1	1
Balance at Dec. 31, 2012	$ 17,446	$ 16,906	$ 1,691	$ 18,066	$ (2,523)	$ (580)	$ 24	$ (2,004)	$ 37	$ (328)	$ 540